Earnout Share Liability (Tables)	6 Months Ended
Jun. 30, 2016
Earnout Share Liability [Abstract]
Schedule Earnout Share Liability

The table below provides a reconciliation of the beginning and ending balances for the earnout shares liability measured using significant unobservable inputs (Level 3):

Balance – December 31, 2015	$34,154
Fair value adjustment - three months ended March 31, 2016	(3,704)
Balance – March 31, 2016	30,450
Fair value adjustment of released earn out shares - three months ended June 30, 2016	(11,691)
Fair value adjustment of outstanding earn out shares - three months ended June 30, 2016	(3,330)
Balance – June 30, 2016	$15,429